STOCK OPTIONS AND WARRANTS (Summary of Common Stock Award Activity) (Details) - Restricted Stock [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrant activity, number of shares:
Outstanding at beginning of the period	650,002	180,000
Granted during the period	545,455	675,000
Vested during the period	(316,665)	(151,664)
Terminated during the period	(40,000)	(53,334)
Outstanding at the end of period	838,792	650,002
Unrecognized compensation cost	$ 722,869
2015	476,000
2016	223,000
2017	$ 24,000